Retirement Benefit Plans - Schedule of Weighted Average Assumptions Used to Calculate the Defined Benefit Obligation (Details)	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Pension Plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.78%	4.60%
Rate of increase in future compensation	3.25%	3.25%
Non-Pension Post- Retirement Benefit Plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.98%	4.72%
Rate of increase in future compensation	3.25%	3.25%
Medical trend rate	5.00%	5.00%